Reinsurance Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Premiums Written, Net [Abstract]
Gross premiums written	$ 7,285,320		$ 6,299,929	$ 5,587,894
Ceded Premiums Written	376,262		496,565	467,968
Net premiums written	6,909,058		5,803,364	5,119,926
Premiums Earned, Net [Abstract]
Assumed from other companies	6,923,078		5,987,931	5,471,546
Ceded to other companies	397,860		474,121	446,565
Net premiums earned	6,525,218		5,513,810	5,024,981
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	5,156,926		4,601,564	4,458,290
Ceded losses and loss expenses	233,770		408,309	617,308
Losses and loss expenses	4,923,156		4,193,255	3,840,982
Non Life
Premiums Written, Net [Abstract]
Gross premiums written	5,792,542		5,064,780	4,604,938
Ceded Premiums Written	353,735		472,498	450,129
Net premiums written	5,438,807	[1]	4,592,282	4,154,809
Premiums Earned, Net [Abstract]
Assumed from other companies	5,433,357		4,751,958	4,483,662
Ceded to other companies	375,301		450,096	428,471
Net premiums earned	5,058,056	[1]	4,301,862	4,055,191
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	3,879,242		3,566,201	3,644,844
Ceded losses and loss expenses	219,102		397,554	639,277
Losses and loss expenses	3,660,140	[1]	3,168,647	3,005,567
Life and Health
Premiums Written, Net [Abstract]
Gross premiums written	1,492,778		1,235,149	982,956
Ceded Premiums Written	22,527		24,067	17,839
Net premiums written	1,470,251		1,211,082	965,117
Premiums Earned, Net [Abstract]
Assumed from other companies	1,489,721		1,235,973	987,884
Ceded to other companies	22,559		24,025	18,094
Net premiums earned	1,467,162		1,211,948	969,790
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	1,277,684		1,035,363	813,446
Ceded losses and loss expenses	14,668		10,755	(21,969)
Losses and loss expenses	$ 1,263,016		$ 1,024,608	$ 835,415

[1]	Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.